Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation and principles of consolidation

(a) Basis of presentation and principles of consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2023 and 2024 are not necessarily indicative of the results that may be expected for the full year. The information included in this interim report should be read in conjunction with Management’s Discussion and Analysis of Financial Condition and Results of Operations and the financial statements and notes thereto included in Scienjoy Holding Corporation’s annual financial statements for the fiscal year ended December 31, 2023 filed with the SEC on April 26, 2024.

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries, and its VIE and VIE’s subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE are eliminated upon consolidation.

Business combinations

(b) Business combinations

The Company accounts for all business combinations under the purchase method of accounting in accordance with ASC 805, Business Combinations (“ASC 805”). The purchase method of accounting requires that the consideration transferred to be allocated to net assets including separately identifiable assets and liabilities the Company acquired, based on their estimated fair value. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of the cost of the acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings. The determination and allocation of fair values to the identifiable net assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable judgment from management. Although the Company believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from forecasted amounts and the differences could be material.

Use of estimates

(c) Use of estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to revenue recognition, estimating the useful lives of long-lived assets and intangible assets, valuation assumptions in performing asset impairment tests of long-lived assets, allowance for credit losses, and valuation of deferred taxes and deferred tax assets. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

Foreign currency

(d) Foreign currency

The functional currency of the Company is in US dollars and the functional currency of the Company’s subsidiaries and VIEs are Renminbi (“RMB”), as determined based on the criteria of Accounting Standards Codification (“ASC”) 830 (“ASC 830”) “Foreign Currency Matters”. The reporting currency of the Company is also the RMB.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange in place at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into the functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the consolidated statement of operations.

Assets and liabilities of the Company translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The resulting foreign currency translation adjustment are recorded in other comprehensive income (loss).

Convenience translation

(e) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive income and consolidated statements of cash flows from RMB into USD (or “US$”) as of and for the six months ended June 30, 2024 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.2672, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on the last trading day of June 30, 2024. No representation is made that the RMB amounts represent or could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

Accounts receivable and allowance for credit losses

(f) Accounts receivable and allowance for credit losses

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts.

The Company maintains an allowance for credit losses which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for credit losses taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which requires the Company to measure and recognize expected credit losses for financial assets held and not accounted for at fair value through net income. The Company adopted this guidance effective January 1, 2023. The Company makes specific bad debt provisions based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections.

Account balances are charged off against the allowance after all means of collection have been exhausted and the likelihood of collection is not probable.

Fair value of financial instruments

(g) Fair value of financial instruments

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that is determined based on assumptions that market participants would use in pricing an asset or a liability. Assets and liabilities recorded at fair value are measured and classified in accordance with a three-tier fair value hierarchy based on the observability of the inputs available in the market used to measure fair value:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.
●	Level 3 — inputs to the valuation methodology are unobservable.

The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses and other current assets, accounts payables, balances with related parties and other current liabilities, approximate their fair values because of the short-term maturity of these instruments.

Assets and Liabilities Measured or Disclosed at Fair Value on a recurring basis

The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and June 30, 2024:

	As of December 31, 2023
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	31,525	-	-	31,525
	As of June 30, 2024
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	35,290	-	-	35,290

Warrant liabilities

The Company’s warrants assumed from SPAC acquisition on May 7,2020, the date of the closing of SPAC Transaction, that have complex terms, such as a clause in which the warrant agreements contain a cash settlement provision whereby the holders could settle the warrants for cash upon a fundamental transaction that is considered outside of the control of management are considered to be a derivative as contemplated in ASC 815-40. The warrant is recorded as derivative liability on the consolidated balance sheet upon the SPAC transaction and is adjusted to its fair value at the end of each reporting period, with the change being recorded as other expense or gain in accordance with ASC 820.

On February 5, 2024, all above warrants expired and were cancelled according to the terms of the warrant agreement.

Revenue recognition

(h) Revenue recognition

The Company applies the ASU 2014-09, Revenue from Contracts with Customers — Topic 606 for its revenue recognition for all periods presented. Revenues are recognized when control of the promised virtual items or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those virtual items or services. Revenue is recorded, net of sales related taxes and surcharges.

Live streaming

The Company is principally engaged in operating its own live streaming platforms, which enable broadcasters and viewers to interact with each other during live streaming. The Company is responsible for providing a technological infrastructure to enable the broadcasters, online users and viewers to interact through live streaming platforms. All the platforms can be accessed for free. The Company mainly derives the revenue from sales of virtual items in the platforms. The Company has a recharge system for users to purchase the Company’s virtual currency then purchase virtual items for use. Users can recharge via various online third-party payment platforms, including WeChat Pay, AliPay and other payment platforms. Virtual currency is non-refundable and often consumed soon after it is purchased.

The Company designs, creates and offers various virtual items for sales to users with pre-determined stand-alone selling price. Virtual items are categorized as consumable and time-based items. Consumable items are consumed upon purchase and use while time-based items could be used for a fixed period of time. Users can purchase and present consumable items to broadcasters to show support for their favorite broadcasters, or purchase time-based virtual items for one or multiple months for a monthly fee, which provide users with recognized status, such as priority speaking rights or special symbols over a period of time.

The Company shares a portion of the sales proceeds of virtual items (“revenue sharing fee”) with broadcasters and talent agencies in accordance with their revenue sharing arrangements. Broadcasters, who do not have revenue sharing arrangements with the Company, are not entitled to any revenue sharing fee. The Company also utilizes third-party payment collection channels, which charges the payment handling cost for users to purchase the virtual currency directly from it. The payment handling costs are recorded in cost of sales.

The Company evaluates and determines that it is the principal and views users to be its customers, because the Company controls the virtual items before they are transferred to users. Its control is evidenced by the Company’s sole ability to monetize the virtual items before they are transferred to users, and is further supported by the Company being primarily responsible to the users for the delivery of the virtual items as well as having full discretion in establishing pricing for the virtual items. Accordingly, the Company reports live streaming revenues on a gross basis with the amounts billed to users recorded as revenues and revenue sharing fee paid to broadcasters and related agencies recorded as cost of revenues.

Sales proceeds are initially recorded as deferred revenue and recognized as revenue based on the consumption of the virtual items. The Company has determined that each individual virtual item represents a distinct performance obligation. Accordingly, live streaming revenue is recognized immediately when the consumable virtual item is used, or in the case of time-based virtual items, revenue is recognized over the fixed period on a straight-line basis. The Company does not have further obligations to the user after the virtual items are consumed. The Company’s live streaming virtual items are generally sold without right of return and the Company does not provide any other credit and incentive to its users. Unconsumed virtual currency is recorded as deferred revenue.

The Company also cooperates with independent third-party distributors to sell virtual currency through annual distribution agreements with these distributors. Third-party distributors purchase virtual currency from the Company with no refund provision according to the annual distribution agreements, and they are responsible for selling the virtual currency to end users. They may engage their own sales representatives, which are referred to as “sales agents” to directly sell to individual end users. The Company has no control over such “sales agents”. The Company has discretion to determine the price of the virtual currency sold to its third-party distributors, but has no discretion as to the price at which virtual currency is sold by its third-party distributors to the sales agents.

Technical services and others

The Company generated technical and other revenues from providing multi-channel network (“MCN”) agency service, technical development, advisory and others, which accounts for only approximately 2% or less of revenue for the six months ended June 30, 2023 and 2024. As the amount was immaterial, and short-term in nature, which is usually less than six months, the Company recognizes revenue when service were rendered and accepted by customers.

Practical expedients and exemptions

The Company’s contracts have an original duration of one year or less. Accordingly, the Company does not disclose the value of unsatisfied performance obligations.

Revenue by types and platforms

The following table sets forth types of our revenue for the periods indicated:

	For the six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Live streaming - consumable virtual items revenue	640,740	671,308	92,375
Live streaming - time based virtual item revenue	11,890	12,516	1,722
Technical services and others	14,812	7,315	1,007
Total revenue	667,442	691,139	95,104

As of June 30, 2024, we operated five brands of live streaming platforms, consisting of: Showself Live Streaming, Lehai Live Streaming, Haixiu Live Streaming, BeeLive Live Streaming (including BeeLive Chinese version – Mifeng) and Hongle Live Streaming. The following table sets forth our revenue by platforms for the periods indicated:

	For the six months ended June 30,
	2023	2024	2024
	RMB	RMB	US$
Showself	171,689	139,571	19,205
Lehai	100,818	188,100	25,883
Haixiu	121,639	143,525	19,750
Beelive	160,379	111,507	15,344
Hongle	98,105	101,121	13,915
Technical services and others	14,812	7,315	1,007
TOTAL	667,442	691,139	95,104

Contract balances

Contract balances include accounts receivable and deferred revenue. Accounts receivable primarily represent cash due from distributors and are recorded when the right to consideration is unconditional. The allowance for doubtful accounts reflects the best estimate of probable losses inherent to the account receivable balance. Deferred revenue primarily includes unconsumed virtual currency and unamortized revenue from time-based virtual items in the Company’s platforms, where there is still an obligation to be provided by the Company, which will be recognized as revenue when all of the revenue recognition criteria are met. Due to the generally short-term duration of the relevant contracts, all performance obligations are satisfied within one year.

Government subsidies

(i) Government subsidies

Government subsidies are primarily referred to the amounts received from various levels of local governments from time to time which are granted for general corporate purposes and to support its ongoing operations in the region. The grants are determined at the discretion of the relevant government authority and there are no restrictions on their use. The government subsidies amounted to RMB459 and RMB703 (US$97) for the six months ended June 30, 2023 and 2024 are recorded as other income.

Sales and marketing expenses

(j) Sales and marketing expenses

Sales and marketing expenses consist primarily of advertising and market promotion expenses. The advertising and market promotion expenses amounted to RMB465 and RMB2,045 (US$281) for the six months ended June 30, 2023 and 2024, respectively.

Income taxes

(k) Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The Company follows the liability method in accounting for income taxes in accordance to ASC topic 740 (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. A valuation allowance would be recorded against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. The Company recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive loss. The Company did not recognize any interest and penalties associated with uncertain tax positions for the six months ended June 30, 2023 and 2024. As of December 31, 2023 and June 30, 2024, the Company did not have any significant unrecognized uncertain tax positions.

Value added tax (“VAT”)

(l) Value added tax (“VAT”)

Revenue represents the invoiced value of service, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of service provided. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in tax payable. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings (loss) per share

(m) Earnings (loss) per share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. Contingently issuable shares were not included in the computation of diluted shares outstanding if they were not issuable should the end of the reporting period have been the end of the contingency period. For the six months ended June 30, 2023 and 2024, there was 212,608 and 296,543 shares related to RSU incentive plan, respectively.

Non-controlling interests

(n) Non-controlling interests

As of June 30, 2024, non-controlling interests represent 49% non-controlling shareholders’ interests in HCHY, 49% non-controlling shareholders’ interests in SXFJ, 49% non-controlling shareholders’ interests in Scienjoy Verse, 10% non-controlling shareholders’ interests in SJ Verse, 49% non-controlling shareholders’ interests in Scenovo SG and 30% non-controlling shareholders’ interests in Techjoy SG. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interests in the operating results of the Company are presented on the face of the consolidated statements of comprehensive income (loss) as an allocation of the total income or loss between non-controlling interest holders and the shareholders of the Company.

Segment reporting

(o) Segment reporting

The Company follows ASC 280, “Segment Reporting.” The Company’s Chief Executive Officer or chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. As the Company’s long-lived assets are substantially all located in the PRC and the majority of the Company’s revenues are derived from within the PRC, no geographical segments are presented.

Recent accounting pronouncements

(v) Recent accounting pronouncements

In March 2023, the FASB issued ASU 2023-03, which amends various SEC paragraphs in the Accounting Standards Codification. This includes amendments to Presentation of Financial Statements (Topic 205), Income Statement—Reporting Comprehensive Income (Topic 220), Distinguishing Liabilities from Equity (Topic 480), Equity (Topic 505), and Compensation—Stock Compensation (Topic 718). The amendments are in response to SEC Staff Accounting Bulletin No. 120 and other SEC staff announcements and guidance. This ASU does not introduce new guidance and therefore does not have a specified transition or effective date. However, for smaller reporting companies, the ASU is effective for fiscal years beginning after December 15, 2023. The adoption of this ASU did not have any material impact on the Company’s unaudited condensed consolidated interim financial statements and disclosure.

In June 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The update clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The update also clarifies that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The update also requires certain additional disclosures for equity securities subject to contractual sale restrictions. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. As an emerging growth company, the standard is effective for the Company for the year ended December 31, 2025. The Company is in the process of evaluating the impact of the new guidance on its unaudited condensed consolidated unaudited condensed financial statements.

In November 2023, the Financial Accounting Standards Board (“FASB”) issued ASU 2023-07, Improvements to Reportable Segment Disclosures (Topic 280). This ASU updates reportable segment disclosure requirements by requiring disclosures of significant reportable segment expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of a segment’s profit or loss. This ASU also requires disclosure of the title and position of the individual identified as the CODM and an explanation of how the CODM uses the reported measures of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources. The ASU is effective for annual periods beginning after December 15, 2024, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is also permitted. This ASU will result in additional required disclosures when adopted, where applicable.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2025. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. Once adopted, this ASU will result in additional disclosures.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the Company’s unaudited condensed consolidated interim financial statements.